Benefit Plans - Fair Values of Company's Pension Plan By Asset Category (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	$ 6,988	$ 7,744	$ 6,522
Estimate of Fair Value Measurement [Member]
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	6,988	7,744
Estimate of Fair Value Measurement [Member] | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	154	198
Estimate of Fair Value Measurement [Member] | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	4,445	4,964
Estimate of Fair Value Measurement [Member] | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	142	99
Estimate of Fair Value Measurement [Member] | International
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	301	319
Estimate of Fair Value Measurement [Member] | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	1,348	1,340
Estimate of Fair Value Measurement [Member] | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	598	824
Fair Value, Inputs, Level 1
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	6,988	7,744
Fair Value, Inputs, Level 1 | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	154	198
Fair Value, Inputs, Level 1 | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	4,445	4,964
Fair Value, Inputs, Level 1 | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	142	99
Fair Value, Inputs, Level 1 | International
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	301	319
Fair Value, Inputs, Level 1 | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	1,348	1,340
Fair Value, Inputs, Level 1 | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	598	824
Fair Value, Inputs, Level 2
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member]
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0